Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Cost of sales	(20,362)	(19,933)	[1]	(20,975)	[1]
Gross profit	31,967	33,108	[1]	33,884	[1]
Distribution expenses	(5,525)	(5,612)	[1]	(5,716)	[1]
Sales and marketing expenses	(7,348)	(7,774)	[1]	(8,265)	[1]
Administrative expenses	(3,548)	(3,421)	[1]	(3,779)	[1]
Other operating income/(expenses)	875	805	[1]	946	[1]
Restructuring	(170)	(363)	[1]	(447)	[1]
Acquisition costs business combinations	(23)	(73)	[1]	(123)	[1]
Business and asset disposal	(50)	(26)	[1]	(39)	[1]
Brazil state tax regularization program	(74)		[1]		[1]
Cost related to public offering of minority stake in Budweiser APAC	(6)		[1]		[1]
Provision for EU investigation		(230)	[1]		[1]
Profit from operations	16,098	16,414	[1]	16,460	[1]
Finance cost	(5,095)	(9,261)	[1]	(7,006)	[1]
Finance income	1,622	435	[1]	380	[1]
Net finance income/(cost)	(3,473)	(8,826)	[1]	(6,626)	[1]
Share of result of associates and joint ventures	152	153	[1]	430	[1]
Profit before tax	12,776	7,741	[1]	10,264	[1]
Income tax expense	(2,786)	(2,585)	[1]	(1,658)	[1]
Profit from continuing operations	9,990	5,157	[1]	8,606	[1]
Profit from discontinued operations	424	531	[1]	560	[1]
Profit of the period	10,414	5,688	[2]	9,166	[2]
Profit from continuing operations attributable to:
Equity holders of AB InBev	8,748	3,839	[1]	7,430	[1]
Non-controlling interest	1,243	1,318	[1]	1,176	[1]
Attributable to:
Equity holders of AB InBev	9,171	4,370	[1]	7,990	[1]
Non-controlling interest	$ 1,243	$ 1,318	[1]	$ 1,176	[1]
Basic earnings per share	$ 4.62	$ 2.21	[1]	$ 4.05	[1]
Diluted earnings per share	4.53	2.17	[1]	3.98	[1]
Basic earnings per share from continuing operations	4.41	1.94	[1]	3.77	[1]
Diluted earnings per share from continuing operations	$ 4.32	$ 1.91	[1]	$ 3.70	[1]

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statements of comprehensive income for 2018 and 2017 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application.